Consolidated Statements of Comprehensive Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Statement of Comprehensive Income [Abstract]
Net loss attributable to APGL equity shareholders	₨ (827,079)	$ (12,704)	₨ (1,452,571)	₨ (3,027,937)
Add: non-controlling interest	(201,547)	(3,094)	(18,924)	(4,651)
Other comprehensive loss/(gain), net of tax
Foreign currency translation	546,198	8,389	10,228	(5,615)
Cash flow hedge (Net of tax for March 31, 2017 and 2018, INR Nil and INR 36,579)	(210,316)	(3,230)
Unrealized gain on available for sale securities (Net of tax for March 31, 2017 and 2018, INR 10,028 and INR 11,940)	(884)	(14)	(21,746)
Total other comprehensive loss	334,997	5,145	(11,518)	(5,615)
Less: Total other comprehensive loss attributable to non-controlling interest	0	0	0	0
Total comprehensive loss	₨ (693,629)	$ (10,653)	₨ (1,483,013)	₨ (3,038,203)